Sep. 27, 2019
Westwood Flexible Income Fund

THE ADVISORS’ INNER CIRCLE FUND

Westwood Flexible Income Fund (the “Fund”)

Supplement dated September 27, 2019 to:

•	the Fund’s Institutional Shares Summary Prospectus, dated March 1, 2019, as supplemented August 29, 2019 (the “Institutional Summary Prospectus”);
•	the Fund’s Institutional Shares Statutory Prospectus, dated March 1, 2019, as supplemented March 22, 2019, May 17, 2019, July 29, 2019, August 22, 2019, August 29, 2019, and September 13, 2019 (the “Institutional Prospectus” and, together with the Institutional Summary Prospectus, the “Flexible Income Prospectuses”); and
•	the Fund’s Statement of Additional Information dated March 1, 2019, as supplemented March 22, 2019, May 17, 2019, July 29, 2019, August 22, 2019, August 29, 2019 and September 13, 2019 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Flexible Income Prospectuses and SAI and should be read in conjunction with the Flexible Income Prospectuses and SAI.

The Flexible Income Prospectuses and SAI are hereby amended and supplemented as follows:

1.	In the “Fund Fees and Expenses” section of the Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.69%
Other Expenses[1]	1.50%
Acquired Fund Fees and Expenses[1,2]	0.07%
Total Annual Fund Operating Expenses	2.26%
Less Fee Reductions and/or Expense Reimbursements[3]	(1.40)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.86%

[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by the Fund as a result of investment in the shares of other investment companies, including business development companies (“BDCs”), and are not paid directly by the Fund. Because U.S. Securities and Exchange Commission (“SEC”) rules require that the Total Annual Fund Operating Expenses in this fee table include the internal expenses of these other investment companies, the Total Annual Fund Operating Expenses may differ from the ratio of expenses to average net assets included in the Fund’s financial statements, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[3]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.79% of the Fund’s Institutional Shares’ average daily net assets until February 28, 2020. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the three-year period preceding the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2020.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$88	$571

2.	The “Portfolio Manager” section of the Institutional Summary Prospectus, and the corresponding section of the Institutional Prospectus, are hereby deleted and replaced with the following:

PORTFOLIO MANAGERS

Mr. Michael J. Carne, CFA, Senior Vice President, has managed the Fund since its inception in 2018.

Mr. Hussein Adatia, Associate Vice President, has managed the Fund since 2019.

3.	In the “Portfolio Managers” section of the Institutional Prospectus, the paragraph relating to the Westwood Flexible Income Fund and Mr. Carne is hereby deleted and replaced with the following:

The Westwood Flexible Income Fund is managed by Mr. Michael J. Carne, CFA, and Mr. Hussein Adatia. Under normal circumstances, Mr. Carne makes all final investment decisions with respect to the Fund in his sole discretion, and Mr. Adatia collaborates with Mr. Carne on all aspects of security selection and portfolio construction with respect to the Fund.

Mr. Carne has served as Senior Vice President for the Adviser since January 2018. Prior to joining the Adviser, Mr. Carne served as Founder and Principal Owner of Horner Street Capital Management, LLC, from 2015 to 2017. From 2002 to 2015, he was a Managing Director and Head of Income Strategies at NWQ Investment Management, and was the Portfolio Manager of the Nuveen NWQ Flexible Income Strategy from its inception in 2009 until 2015. Mr. Carne has served on the portfolio team for the Fund since its inception in 2018. He has final decision-making authority over the Fund’s investment portfolio. He has authority to direct trading activity for the Fund and is also responsible for representing the Fund to investors. Mr. Carne has had experience managing and trading portfolios of both fixed income and equities over his more than 34 years of investment experience.

Mr. Adatia, Associate Vice President, joined the Adviser in 2018 and previously served as a Research Analyst for the Westwood Flexible Income Fund prior to becoming Portfolio Manager in 2019. Prior to joining the Adviser, Mr. Adatia worked at Oaklawn Investments as a Managing Director from 2016 to 2018 and was responsible for researching, identifying and investing in a variety of credit products including bank loans, bonds and asset-backed securities. Prior to that, he worked for Archview Investment Group from 2008 until 2015 as a Senior Investment Analyst on the distressed credit team. Mr. Adatia began his career as an Investment Banking Analyst at Citigroup in the Global Communications Group and subsequently joined Citi’s Global Special Situations Group where he focused on public market debt and equity investments. Mr. Adatia has more than 13 years of investment experience.

4.	In the subsection titled “Fund Shares Owned by the Portfolio Managers” of the SAI, the following information is added to the table:

Name	Dollar Range of Fund Shares
Hussein Adatia	None[2]

[2]	Valuation date is June 30, 2019.

5.	In the subsection titled “Other Accounts” of the SAI, the following information is added to the table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)	Number of Accounts	Total Assets (in Millions)
Hussein Adatia*	0	0	0	0	5	$1.57

*	Valuation date is August 31, 2019.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WHG-SK-070-0100